Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Weighted average number of shares outstanding	142,239	107,116
Dilutive securities	0	0